Earnings per share	12 Months Ended
Dec. 31, 2018
Earnings Per Share
12. Earnings per share

Basic and diluted earnings per share are calculated by dividing the profit attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.

The weighted average ordinary shares outstanding were 227,715,692, 236,180,071 and 1,000,171,839 for 2016, 2017 and 2018, respectively.

Prior to December 17, 2014, each American Depository Share (“ADS”) represented the right to receive four (4) ordinary shares, par value $0.00005 per share (the “Shares”), from December 18, 2014, the right to receive sixteen (16) Shares and from December 28, 2017, the right to receive forty-eight (48) Shares.

Computation of basic and diluted earnings per share

	2016 Restated RMB’000	2017 Restated RMB’000	2018 RMB’000
Net profit attributable to the equity holders of the Company – numerator for basic and diluted earnings per share	33,558	23,061	6,524

Number of shares in thousands
Weighted average share outstanding – denominator for basic and diluted earnings per share	227,717	236,180	1,000,172

Basic and diluted earnings per share	0.15	0.10	0.01